Subsequent Events	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
Note 8—Subsequent Events
Management has evaluated subsequent events to determine if events or transactions occurring through the date the unaudited consolidated condensed financial statements were issued required potential adjustment to or disclosure in the unaudited consolidated condensed financial statements and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.

Note 10 — Subsequent Events
On March 25, 2021, BowX entered into an Agreement and Plan of Merger by and among BowX, BowX Merger Subsidiary Corp., a Delaware corporation (“Merger Sub”) and a direct wholly owned subsidiary of BowX, and WeWork Inc., a Delaware corporation (“WeWork”), pursuant to which, among other transactions, on the terms and conditions set forth therein, Merger Sub is to merge with and into WeWork, with WeWork continuing on as the surviving entity and a wholly owned subsidiary of Acquiror.